Revenue from Contracts with Customers: Increase in revenue by country of operations without considering construction services- (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 18,589,161	$ 15,223,096	$ 14,072,517
Non aeronautical revenue	9,895,327	9,295,915	8,548,671
Total without construction revenue	$ 28,484,488	24,519,011	22,621,188
Change % compared to 2021, Total aeronautical revenue	32.10%
Change % compared to 2021, Total non-aeronautical revenue	15.80%
Change % compared to 2021, Total without construction revenue	25.90%
Change % compared to 2022, Total aeronautical revenue	22.10%
Change % compared to 2022, Total non-aeronautical revenue	6.40%
Change % compared to 2022, Total without construction revenue	16.20%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 13,915,654	11,247,569	9,945,180
Non aeronautical revenue	$ 7,056,319	6,906,759	6,297,790
Change % compared to 2021, Total aeronautical revenue	39.90%
Change % compared to 2021, Total non-aeronautical revenue	12.00%
Change % compared to 2022, Total aeronautical revenue	23.70%
Change % compared to 2022, Total non-aeronautical revenue	2.20%
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,208,073	2,029,890	2,100,276
Non aeronautical revenue	$ 1,981,707	1,729,919	1,598,601
Change % compared to 2021, Total aeronautical revenue	5.10%
Change % compared to 2021, Total non-aeronautical revenue	24.00%
Change % compared to 2022, Total aeronautical revenue	8.80%
Change % compared to 2022, Total non-aeronautical revenue	14.60%
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,465,434	1,945,637	2,027,061
Non aeronautical revenue	$ 857,301	$ 659,237	$ 652,280
Change % compared to 2021, Total aeronautical revenue	21.60%
Change % compared to 2021, Total non-aeronautical revenue	31.40%
Change % compared to 2022, Total aeronautical revenue	26.70%
Change % compared to 2022, Total non-aeronautical revenue	30.00%